Deferred and contingent consideration - Disclosure of carrying amount of consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities in business combination [Line Items]
Balance, beginning of year	$ 71,370
Payments	(25,000)	$ 0
Balance, end of year	54,550	71,370
Deferred Consideration [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Balance, beginning of year	50,109	0
Initial recognition at fair value	0	47,628
Payments	(25,000)	0
Accretion expense	3,133	2,481
Balance, end of year	28,242	50,109
Contingent Consideration [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Balance, beginning of year	16,873	0
Initial recognition at fair value	0	13,337
Change in fair value during the year	2,447	3,536
Balance, end of year	19,320	16,873
Nkran Royalty [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Balance, beginning of year	4,388	0
Initial recognition at fair value	0	3,030
Change in fair value during the year	2,600	1,358
Balance, end of year	$ 6,988	$ 4,388